Organization and Nature of Operations - IPO, VIEs, Liquidity and Going Concern (Details) ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Sep. 30, 2021 USD ($)
Variable Interest Entity [Line Items]
Net loss	¥ 1,873,520	$ 290,766	¥ 3,915,459
Accumulated deficit	(53,521,799)			¥ (51,648,410)	$ (8,306,453)
Cash and cash equivalents	21,594,871			¥ 38,425,541	$ 3,351,471
Net current assets | ¥	¥ 27,700,000
NIO Holding Co Ltd [Member]
Variable Interest Entity [Line Items]
Percentage of indirect interest in total paid-in capital	92.114%	92.114%
Equity interest held	100.00%				100.00%
Prime Hubs Limited ("Prime Hubs") [Member]
Variable Interest Entity [Line Items]
Number of share held by variable interest entities | shares	4,250,002	4,250,002		4,250,002
Wuhan NIO Energy Co., Ltd. ("PE WHJV") [Member]
Variable Interest Entity [Line Items]
Percentage of indirect interest in total paid-in capital	51.00%	51.00%
Equity interest held	100.00%				100.00%